Average Annual Total Returns{- Fidelity Emerging Markets Multifactor ETF} - 12.31 Fidelity International Factor ETFs Combo PRO-09 - Fidelity Emerging Markets Multifactor ETF	Fidelity Emerging Markets Multifactor ETF Return Before Taxes Past 1 year	Fidelity Emerging Markets Multifactor ETF Return Before Taxes Since Inception		Fidelity Emerging Markets Multifactor ETF After Taxes on Distributions Past 1 year	Fidelity Emerging Markets Multifactor ETF After Taxes on Distributions Since Inception		Fidelity Emerging Markets Multifactor ETF After Taxes on Distributions and Sales Past 1 year	Fidelity Emerging Markets Multifactor ETF After Taxes on Distributions and Sales Since Inception		IXYVI Past 1 year	IXYVI Since Inception		MC041 Past 1 year	MC041 Since Inception
Total	(3.10%)	3.24%	[1]	(3.51%)	2.79%	[1]	(1.19%)	2.63%	[1]	(2.09%)	4.22%	[1]	(2.53%)	7.75%	[1]

[1]	(a)From February 26, 2019